OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details) - USD ($)		Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Other Current Liabilities		$ 12,300,000	$ 15,678,000
Total Other Current Liabilities		$ 3,366,000	3,649,000
Medmen Enterprises Inc. [Member]
Accrued Interest Payable			405,000
Other Current Liabilities			15,678,281	$ 19,743,193
Total Other Current Liabilities			3,648,904	4,215,533
Other Current Liabilitiesand Other Non Current Liabilities [Member] | Medmen Enterprises Inc. [Member]
Accrued Interest Payable	[1]		685,281	9,051,650
Contingent Consideration			87,893	8,951,801
Other Current Liabilities			14,905,107	1,739,742
Total Other Current Liabilities			$ 15,678,281	$ 19,743,193

[1]	See “Note 18 – Notes Payable” and “Note 19 – Senior Secured Convertible Facility” for further information on paid-in-kind interest.